Associates and Joint Ventures - Breakdown of Key Financial Highlights Narrative (Details)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
HoldCo Infraco SpA. (Onnet Fibra Chile)
Disclosure Of Joint Ventures And Associates [Line Items]
Proportion of ownership interest in joint venture	40.00%	40.00%
Proportion of ownership interest in associate (as a percent)	40.00%
Unsere Grüne Glasfaser (UGG)
Disclosure Of Joint Ventures And Associates [Line Items]
Proportion of ownership interest in joint venture	50.00%	50.00%
Percentage of operation financed	1
Unsere Grüne Glasfaser (UGG) | Allianz
Disclosure Of Joint Ventures And Associates [Line Items]
Proportion of ownership interest in joint venture	50.00%
Opal Jvco Limited (nexfibre)
Disclosure Of Joint Ventures And Associates [Line Items]
Proportion of ownership interest in joint venture	25.00%	25.00%
Opal Jvco Limited (nexfibre) | Liberty Global and Telefónica
Disclosure Of Joint Ventures And Associates [Line Items]
Proportion of ownership interest in joint venture	50.00%
Opal Jvco Limited (nexfibre) | InfraVia Capital Partners
Disclosure Of Joint Ventures And Associates [Line Items]
Proportion of ownership interest in joint venture	50.00%